S000008439 [Member] Investment Objectives and Goals - International Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize current income, consistent with the protection of principal.